United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
September 30, 2005

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Elizabeth A. Watson
Title:     Executive Vice President
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Elizabeth A. Watson   Lincoln, MA                  October 28, 2005


Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            22

Form 13F Information Table Value Total:           $42,071
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE


Column 1  Column 2   Column 3           Column 4    Column 5              Column 6         Column 7   Column 8
Name of   Title of
Issuer    Class         Cusip          Value     SHRS OR SH PUT         Investment        Other            Voting
                                      (x1000)    RN AMT PRN CALL        Discretion       Managers         Authority
                                                                                                          S/Sh/None
STATE BK
INDIA      GDR        513109900         1,412     28,527     SH            OTHER                       SHARED

SADIA SA   ADR        786326108           778     26,199     SH            OTHER                       SHARED

SAMSUNG
ELECTRS
LTD        GDR        796050888          1,252     4,400     SH            OTHER                       SHARED

PLIVA D D  GDR        72917Q202            756    56,000     SH            OTHER                       SHARED

ENI S P A  ADR        26874R108          5,006    33,800     SH            OTHER                       SHARED

REPSOL YPF
S A        ADR        76026T205          3,231   100,000     SH            OTHER                       SHARED

TATNEFT    ADR        03737P306          2,506    38,950     SH            OTHER                       SHARED

COMPANHIA
SIDERURGICA
NATL       ADR        20440W105          1,074    46,245     SH            OTHER                       SHARED


MAHINDRA +
MAHINDRA
LTD        GDR        Y54164119         1,009    118,400     SH            OTHER                       SHARED

USINAS
SIDERURGICAS
DE MINAS   ADR        917302200         1,419     60,900     SH            OTHER                       SHARED

COMPANHIA
ENERGETICA
DE MINAS  ADR         204409601          899      23,615     SH            OTHER                       SHARED

OIL CO
LUKOIL     ADR        677862104        1,203      20,800      SH           OTHER                       SHARED

PETROLEO
BRASILEIRO
SA PETRO   ADR       71654V101          2,445     38,359     SH            OTHER                       SHARED

AUTOLIV    COM        52800109          4,056     93,230     SH            OTHER                       SHARED

BRASKEM   ADR        105532105          892       43,063     SH            OTHER                       SHARED

CEMEX SA   ADR       151290889          6,224     119,014    SH            OTHER                       SHARED

GERDAU SA  ADR       373737105          1,577     105,658    SH            OTHER                       SHARED

INFOSYS
TECHNOLOGIES
LTD       ADR       456788108           1,196     16,100     SH            OTHER                       SHARED

SURGUTNEFTEGAZ
JSC     ADR         868861204            930       17,300    SH            OTHER                       SHARED

ISHARES INC  IND FD   464286731          679       58,000    SH            OTHER                       SHARED

ISHARES TR   IND FD   464287234        2,377       28,000    SH            OTHER                       SHARED

BANCO
BRADESCO SA  ADR  059460303           1,150        23,511    SH            OTHER                       SHARED
